UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2013

1.847666.106

VIGC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,201,344
Comcast Corp.:
4.65% 7/15/42	5,434,000	5,539,718
4.95% 6/15/16	2,975,000	3,350,058
5.7% 5/15/18	2,400,000	2,887,418
6.4% 3/1/40	2,058,000	2,607,982
6.45% 3/15/37	1,410,000	1,791,275
COX Communications, Inc.:
3.25% 12/15/22 (d)	1,609,000	1,635,783
4.625% 6/1/13	3,475,000	3,498,734
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	4,711,000	5,582,667
6.35% 3/15/40	1,471,000	1,641,365
Discovery Communications LLC:
3.25% 4/1/23	604,000	613,286
3.7% 6/1/15	2,648,000	2,805,371
4.875% 4/1/43	1,416,000	1,451,199
6.35% 6/1/40	2,421,000	2,957,828
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,271,104
5.15% 4/30/20	3,234,000	3,834,900
6.4% 4/30/40	3,340,000	4,241,436
News America Holdings, Inc. 7.75% 12/1/45	2,636,000	3,623,554
News America, Inc.:
6.15% 3/1/37	2,331,000	2,739,007
6.15% 2/15/41	1,822,000	2,185,256
Time Warner Cable, Inc.:
4.5% 9/15/42	3,266,000	2,973,964
6.2% 7/1/13	7,000,000	7,093,303
6.75% 7/1/18	4,425,000	5,447,759
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,412,749
6.5% 11/15/36	2,337,000	2,819,899
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,403,090
4.375% 3/15/43 (d)	1,321,000	1,222,588
		83,832,637
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	857,000	873,052
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,185,000	2,378,305
Fortune Brands, Inc. 5.375% 1/15/16	471,000	522,865
Heineken NV:
1.4% 10/1/17 (d)	2,178,000	2,169,038

	Principal Amount	Value
2.75% 4/1/23 (d)	$ 2,276,000	$ 2,236,844
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,034,000	3,249,632
		11,429,736
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	1,791,000	1,813,654
Food Products - 0.6%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,570,082
3.2% 1/25/23	1,807,000	1,802,417
4.65% 1/25/43	2,013,000	2,006,752
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,832,484
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,863,991
6.125% 2/1/18	3,684,000	4,420,314
6.5% 8/11/17	3,514,000	4,244,613
6.5% 2/9/40	822,000	1,069,114
		23,809,767
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,904,219
4.25% 8/9/42	2,952,000	2,786,815
9.7% 11/10/18	1,504,000	2,094,033
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,920,143
5.65% 5/16/18	2,751,000	3,304,752
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,200,472
4.75% 11/1/42	3,437,000	3,331,216
7.25% 6/15/37	2,962,000	3,866,583
		23,408,233
TOTAL CONSUMER STAPLES		60,461,390
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,994,736
5.35% 3/15/20 (d)	3,724,000	4,121,496
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,187,782
5% 10/1/21	1,517,000	1,701,880
FMC Technologies, Inc.:
2% 10/1/17	539,000	542,587
3.45% 10/1/22	978,000	993,535
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,764,693
		18,306,709
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	8,202,163
Apache Corp. 4.75% 4/15/43	2,750,000	2,816,671
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips 5.75% 2/1/19	$ 3,900,000	$ 4,773,951
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	2,021,145
3.875% 3/15/23	1,228,000	1,235,550
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,796,689
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,865,993
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,638,979
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	336,614
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,552,286
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,796,976
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	2,192,200
Petro-Canada 6.05% 5/15/18	1,480,000	1,784,103
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,780,211
5.375% 1/27/21	6,096,000	6,577,541
5.75% 1/20/20	5,084,000	5,599,391
7.875% 3/15/19	4,277,000	5,203,582
Petroleos Mexicanos:
3.5% 1/30/23 (d)	3,410,000	3,401,475
4.875% 1/24/22	3,398,000	3,754,790
5.5% 1/21/21	3,601,000	4,148,352
5.5% 6/27/44	7,115,000	7,346,238
6.5% 6/2/41	6,986,000	8,226,015
Phillips 66:
4.3% 4/1/22	3,770,000	4,141,368
5.875% 5/1/42	3,228,000	3,797,713
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,885,527
3.95% 9/15/15	2,158,000	2,317,347
6.125% 1/15/17	1,250,000	1,467,120
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	5,020,605
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	692,598
4.6% 6/15/21	873,000	933,830
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,645,457

	Principal Amount	Value
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	$ 615,000	$ 705,987
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,323,159
		117,981,626
TOTAL ENERGY		136,288,335
FINANCIALS - 12.4%
Capital Markets - 1.4%
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,330,909
Goldman Sachs Group, Inc.:
5.25% 7/27/21	1,125,000	1,275,487
5.625% 1/15/17	3,000,000	3,359,919
5.75% 1/24/22	2,325,000	2,705,051
5.95% 1/18/18	755,000	880,630
6.15% 4/1/18	5,954,000	7,019,069
6.75% 10/1/37	3,421,000	3,838,851
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,727,694
7.125% 5/15/15	5,585,000	6,178,099
Morgan Stanley:
3.75% 2/25/23	6,838,000	6,916,869
4.75% 4/1/14	2,554,000	2,640,350
4.875% 11/1/22	4,345,000	4,609,367
5.75% 1/25/21	1,751,000	2,024,603
6.625% 4/1/18	10,165,000	12,156,537
		58,663,435
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	3,403,000	3,814,361
Credit Suisse 6% 2/15/18	6,486,000	7,521,529
Discover Bank:
7% 4/15/20	2,309,000	2,875,772
8.7% 11/18/19	1,503,000	2,009,364
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,309,066
8.25% 3/1/38	4,319,000	5,986,907
Fifth Third Bank 4.75% 2/1/15	487,000	519,566
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	2,412,000	2,418,030
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,891,086
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,254,709
KeyBank NA:
5.45% 3/3/16	1,618,000	1,814,462
5.8% 7/1/14	2,049,000	2,174,893
6.95% 2/1/28	800,000	995,479
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,919,942
5% 1/17/17	4,952,000	5,422,059
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37	$ 6,622,000	$ 7,168,315
7.5% 5/15/18	4,718,000	5,791,345
Regions Financial Corp.:
5.75% 6/15/15	814,000	883,271
7.75% 11/10/14	2,367,000	2,609,570
Royal Bank of Scotland Group PLC 6.125% 12/15/22	8,239,000	8,527,184
Wachovia Corp. 4.875% 2/15/14	785,000	813,499
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,484,312
3.676% 6/15/16	1,714,000	1,853,540
		73,058,261
Consumer Finance - 0.8%
Discover Financial Services 3.85% 11/21/22	5,040,000	5,187,198
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,453,326
2.1% 12/11/19	1,173,000	1,193,212
2.25% 11/9/15	2,597,000	2,685,799
2.95% 5/9/16	774,000	818,223
3.5% 6/29/15	799,000	845,192
5.625% 5/1/18	9,700,000	11,484,829
HSBC USA, Inc. 1.625% 1/16/18	3,721,000	3,719,244
Hyundai Capital America:
1.625% 10/2/15 (d)	1,373,000	1,382,376
2.125% 10/2/17 (d)	1,518,000	1,531,018
		32,300,417
Diversified Financial Services - 2.4%
Bank of America Corp.:
3.3% 1/11/23	11,933,000	11,775,413
3.875% 3/22/17	3,077,000	3,311,338
5.75% 12/1/17	12,290,000	14,221,238
6.5% 8/1/16	3,000,000	3,455,361
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,479,214
Citigroup, Inc.:
3.375% 3/1/23	2,800,000	2,824,623
3.953% 6/15/16	3,838,000	4,135,886
4.05% 7/30/22	1,800,000	1,860,739
4.75% 5/19/15	10,152,000	10,889,868
6.125% 5/15/18	1,159,000	1,381,372
6.5% 8/19/13	8,073,000	8,254,384
JPMorgan Chase & Co.:
2% 8/15/17	5,000,000	5,093,545
3.15% 7/5/16	4,200,000	4,453,613
3.25% 9/23/22	4,203,000	4,199,570
4.35% 8/15/21	4,371,000	4,825,051
4.5% 1/24/22	6,648,000	7,369,425
6.3% 4/23/19	3,920,000	4,790,405

	Principal Amount	Value
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	$ 4,259,000	$ 4,376,774
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,155,458
5.15% 3/15/20	1,545,000	1,790,808
		103,644,085
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,874,319
American International Group, Inc. 4.875% 9/15/16	2,638,000	2,935,875
Aon Corp.:
3.125% 5/27/16	3,681,000	3,887,523
3.5% 9/30/15	1,538,000	1,626,683
5% 9/30/20	1,402,000	1,614,254
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	447,404
Hartford Financial Services Group, Inc. 5.125% 4/15/22	3,925,000	4,530,278
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,494,908
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,601,950
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,110,000	2,398,502
MetLife, Inc.:
1.756% 12/15/17 (c)	1,821,000	1,844,192
3.048% 12/15/22	3,731,000	3,750,439
4.75% 2/8/21	1,477,000	1,690,905
6.75% 6/1/16	3,234,000	3,802,181
Metropolitan Life Global Funding I:
3% 1/10/23 (d)	2,636,000	2,642,590
5.125% 6/10/14 (d)	2,884,000	3,039,895
New York Life Global Funding 4.65% 5/9/13 (d)	6,045,000	6,071,399
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,214,000	2,784,508
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	2,297,000	3,349,644
Pacific LifeCorp:
5.125% 1/30/43 (d)	4,273,000	4,149,297
6% 2/10/20 (d)	4,627,000	5,341,381
Prudential Financial, Inc.:
4.5% 11/16/21	2,157,000	2,401,075
5.8% 11/16/41	2,824,000	3,266,125
6.2% 11/15/40	1,297,000	1,571,086
7.375% 6/15/19	1,250,000	1,605,788
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	7,044,568
Unum Group:
5.625% 9/15/20	2,889,000	3,350,067
5.75% 8/15/42	4,088,000	4,477,411
		89,594,247
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 1,200,000	$ 1,294,051
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,191,746
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,978,630
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,571,045
5.375% 12/15/13	2,985,000	3,079,114
DDR Corp. 4.625% 7/15/22	2,855,000	3,090,380
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,691,000	4,082,375
7.5% 4/1/17	1,944,000	2,311,727
9.625% 3/15/16	1,253,000	1,527,326
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,127,308
3.875% 10/15/22	3,090,000	3,173,813
4.375% 6/15/22	2,340,000	2,490,586
4.625% 5/15/13	1,047,000	1,051,656
5.4% 8/15/14	2,433,000	2,565,910
5.5% 3/1/16	1,270,000	1,397,687
5.95% 2/15/17	928,000	1,062,040
6.25% 5/15/13	2,977,000	2,996,038
6.5% 1/15/18	2,445,000	2,892,308
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,486,575
5.375% 10/15/15	455,000	495,742
6% 9/15/17	2,405,000	2,741,599
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,443,592
5.9% 4/1/20	1,046,000	1,243,368
Health Care REIT, Inc. 2.25% 3/15/18	1,312,000	1,324,520
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,242,797
6.25% 6/15/17	3,000,000	3,317,268
UDR, Inc. 5.5% 4/1/14	3,685,000	3,841,281
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	965,963
Weingarten Realty Investors 3.375% 10/15/22	812,000	807,089
		65,793,534
Real Estate Management & Development - 2.4%
AMB Property LP 5.9% 8/15/13	2,575,000	2,619,035
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,928,438
4.25% 7/15/22	1,842,000	1,926,375
6.125% 4/15/20	1,392,000	1,632,248

	Principal Amount	Value
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 4,271,000	$ 4,287,593
4.95% 4/15/18	1,826,000	2,014,062
5.7% 5/1/17	5,000,000	5,638,250
7.5% 5/15/15	523,000	585,835
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,823,713
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,943,345
5.25% 3/15/21	1,953,000	2,166,906
ERP Operating LP:
4.625% 12/15/21	5,595,000	6,278,021
4.75% 7/15/20	2,827,000	3,197,826
5.375% 8/1/16	1,066,000	1,207,714
5.75% 6/15/17	5,343,000	6,246,074
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,187,817
4.125% 6/15/22	2,007,000	2,123,219
4.75% 10/1/20	4,185,000	4,621,558
5.5% 12/15/16	2,290,000	2,589,186
6.625% 10/1/17	2,673,000	3,173,383
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,034,851
4.5% 4/18/22	1,218,000	1,298,624
Post Apartment Homes LP 3.375% 12/1/22	790,000	798,579
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	3,844,000	4,055,201
5.5% 1/15/14 (d)	2,405,000	2,470,955
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,395,872
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,593,580
5.875% 6/15/17	2,430,000	2,792,094
Simon Property Group LP:
2.75% 2/1/23	2,705,000	2,658,988
2.8% 1/30/17	857,000	903,456
4.125% 12/1/21	2,399,000	2,654,688
4.2% 2/1/15	1,523,000	1,606,596
5.1% 6/15/15	2,220,000	2,427,941
Tanger Properties LP:
6.125% 6/1/20	4,876,000	5,974,392
6.15% 11/15/15	349,000	394,855
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,696,000	2,712,510
		103,963,780
TOTAL FINANCIALS		527,017,759
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.4%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	$ 4,000,000	$ 4,299,300
Health Care Providers & Services - 0.8%
Aetna, Inc.:
1.5% 11/15/17	525,000	526,492
2.75% 11/15/22	2,118,000	2,074,007
4.125% 11/15/42	1,182,000	1,130,503
Express Scripts Holding Co. 4.75% 11/15/21	3,953,000	4,490,790
Express Scripts, Inc. 3.125% 5/15/16	3,450,000	3,644,818
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,967,888
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,268,000	1,272,296
2.75% 2/15/23	708,000	698,931
2.875% 3/15/23	5,473,000	5,470,504
3.95% 10/15/42	969,000	914,270
4.25% 3/15/43	3,000,000	2,955,300
WellPoint, Inc.:
3.3% 1/15/23	4,354,000	4,415,391
4.65% 1/15/43	4,641,000	4,647,924
		35,209,114
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (d)	4,266,000	4,319,781
2.9% 11/6/22 (d)	4,376,000	4,383,225
4.4% 11/6/42 (d)	4,273,000	4,316,059
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,428,000	1,445,275
3.25% 10/1/22	2,133,000	2,163,745
Zoetis, Inc.:
1.875% 2/1/18 (d)	676,000	680,671
3.25% 2/1/23 (d)	1,649,000	1,673,456
4.7% 2/1/43 (d)	1,654,000	1,691,409
		20,673,621
TOTAL HEALTH CARE		60,182,035
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
United Technologies Corp. 4.5% 6/1/42	4,137,000	4,417,551
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	921,692	983,906
6.795% 2/2/20	1,174,421	1,222,924
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,652,128	2,996,905

	Principal Amount	Value
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 872,425	$ 916,047
8.36% 1/20/19	3,752,288	4,165,039
		10,284,821
Industrial Conglomerates - 0.3%
General Electric Co.:
4.125% 10/9/42	3,309,000	3,323,629
5.25% 12/6/17	7,130,000	8,355,526
		11,679,155
TOTAL INDUSTRIALS		26,381,527
MATERIALS - 0.5%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,842,480
4.25% 11/15/20	1,931,000	2,121,810
4.375% 11/15/42	1,579,000	1,517,087
		7,481,377
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (d)	2,675,000	2,897,157
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	3,750,000	3,935,719
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,920,002
6.25% 1/23/17	3,115,000	3,555,259
		14,308,137
TOTAL MATERIALS		21,789,514
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
4.35% 6/15/45 (d)	11,574,000	10,779,375
5.55% 8/15/41	8,621,000	9,518,162
6.3% 1/15/38	364,000	437,285
CenturyLink, Inc.:
5.15% 6/15/17	330,000	347,456
6% 4/1/17	825,000	893,381
6.15% 9/15/19	2,305,000	2,444,600
Embarq Corp.:
7.082% 6/1/16	2,253,000	2,579,505
7.995% 6/1/36	1,808,000	1,905,558
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,644,127
6.25% 4/1/37	1,380,000	1,637,043
6.9% 4/15/38	2,420,000	3,105,789
		36,292,281
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 5,411,000	$ 5,566,696
3.125% 7/16/22	2,875,000	2,821,396
Vodafone Group PLC 5% 12/16/13	2,775,000	2,862,535
		11,250,627
TOTAL TELECOMMUNICATION SERVICES		47,542,908
UTILITIES - 2.9%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	3,819,000	4,613,367
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,754,691
2.95% 12/15/22	1,655,000	1,654,947
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,664,000	3,204,219
6.4% 9/15/20 (d)	6,054,000	7,371,743
Edison International 3.75% 9/15/17	2,401,000	2,617,001
FirstEnergy Corp.:
2.75% 3/15/18	3,523,000	3,564,533
4.25% 3/15/23	5,520,000	5,586,869
7.375% 11/15/31	6,131,000	7,190,829
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,067,138
6.05% 8/15/21	7,286,000	8,623,134
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,733,001
3.75% 11/15/20	525,000	557,873
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,916,020
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,386,620
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,628,422
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,784,012
5.625% 1/15/16	2,000,000	2,249,660
		67,504,079
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,302,661
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,402,158
6.5% 5/1/18	2,640,000	3,127,431
PSEG Power LLC 2.75% 9/15/16	919,000	955,872
		5,485,461

	Principal Amount	Value
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	$ 1,465,000	$ 1,765,740
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,767,130
Dominion Resources, Inc. 2.5836% 9/30/66 (g)	11,385,000	10,633,123
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,334,000	1,734,463
National Grid PLC 6.3% 8/1/16	4,181,000	4,859,438
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,786,815
5.25% 2/15/43	4,094,000	4,296,555
5.4% 7/15/14	3,885,000	4,102,572
5.45% 9/15/20	613,000	718,841
5.8% 2/1/42	2,085,000	2,339,845
5.95% 6/15/41	3,834,000	4,364,691
6.4% 3/15/18	2,760,000	3,315,881
Sempra Energy:
2.3% 4/1/17	4,185,000	4,351,538
2.875% 10/1/22	1,723,000	1,719,445
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,547,923
		49,304,000
TOTAL UTILITIES		123,596,201
TOTAL NONCONVERTIBLE BONDS (Cost $997,846,286)		1,087,092,306
U.S. Government and Government Agency Obligations - 34.3%

U.S. Government Agency Obligations - 0.0%
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	90,000	90,124
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds:
2.75% 11/15/42	123,141,000	114,386,414
3.125% 2/15/43	59,231,000	59,471,596
U.S. Treasury Notes:
0.25% 9/15/14	59,000	59,030
0.25% 8/15/15	20,500,000	20,477,573
0.5% 7/31/17	78,040,000	77,619,286
0.75% 3/31/18	109,643,000	109,557,369
0.875% 11/30/16	31,268,000	31,707,691
0.875% 4/30/17	695,000	703,471
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 158,259,000	$ 159,347,031
0.875% 7/31/19	7,155,000	7,067,237
1% 3/31/17	27,344,000	27,826,786
1.125% 3/31/20	222,525,000	220,666,687
1.625% 8/15/22	122,605,000	121,120,376
1.625% 11/15/22	38,162,000	37,518,016
1.875% 10/31/17	20,552,000	21,663,082
2.375% 8/31/14	115,000,000	118,503,935
2.375% 2/28/15	41,183,000	42,851,241
2.625% 7/31/14 (f)	245,000,000	252,914,718
2.625% 12/31/14	30,935,000	32,221,958
TOTAL U.S. TREASURY OBLIGATIONS		1,455,683,497
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,450,488,902)		1,455,773,621
U.S. Government Agency - Mortgage Securities - 32.6%

Fannie Mae - 18.6%
1.928% 9/1/33 (g)	623,695	648,343
1.963% 5/1/34 (g)	1,123,323	1,170,495
2.072% 7/1/35 (g)	37,830	39,818
2.082% 10/1/33 (g)	706,485	740,891
2.293% 10/1/33 (g)	44,754	47,164
2.332% 3/1/35 (g)	52,078	55,357
2.425% 3/1/35 (g)	13,361	13,849
2.446% 8/1/36 (g)	1,655,598	1,772,539
2.5% 12/1/27	3,596,977	3,735,167
2.5% 4/1/28 (e)	9,000,000	9,338,733
2.5% 4/1/28 (e)	11,000,000	11,414,007
2.5% 4/1/28 (e)	8,500,000	8,819,915
2.526% 10/1/33 (g)	79,072	84,263
2.559% 6/1/36 (g)	95,082	101,694
2.605% 7/1/34 (g)	51,734	54,820
2.607% 5/1/35 (g)	206,058	221,076
2.671% 2/1/36 (g)	881,257	947,524
2.685% 7/1/35 (g)	91,613	98,220
2.757% 11/1/36 (g)	1,163,507	1,251,133
2.82% 12/1/35 (g)	471,272	506,764
2.935% 5/1/36 (g)	345,326	371,334
2.935% 7/1/37 (g)	172,765	183,276
3% 4/1/27 to 2/1/43	25,120,555	26,332,375

	Principal Amount	Value
3% 4/1/43 (e)	$ 11,000,000	$ 11,346,677
3% 4/1/43 (e)	7,600,000	7,839,522
3% 4/1/43 (e)	1,200,000	1,237,819
3% 4/1/43 (e)	1,200,000	1,237,819
3% 4/1/43 (e)	4,600,000	4,744,974
3% 4/1/43 (e)	4,600,000	4,744,974
3% 4/1/43 (e)	9,200,000	9,489,948
3% 4/1/43 (e)	13,500,000	13,925,467
3% 4/1/43 (e)	1,600,000	1,650,426
3% 4/1/43 (e)	9,200,000	9,489,948
3% 4/1/43 (e)	600,000	618,910
3% 4/1/43 (e)	4,800,000	4,951,277
3% 4/1/43 (e)	2,200,000	2,269,335
3% 5/1/43 (e)	5,700,000	5,864,279
3% 5/1/43 (e)	5,700,000	5,864,279
3% 5/1/43 (e)	5,000,000	5,144,104
3% 5/1/43 (e)	5,000,000	5,144,104
3% 5/1/43 (e)	15,800,000	16,255,369
3% 5/1/43 (e)	15,700,000	16,152,487
3.024% 9/1/36 (g)	999,594	1,074,875
3.5% 1/1/26 to 4/1/43	65,830,436	69,779,803
3.5% 4/1/43 (e)	29,100,000	30,722,942
3.5% 4/1/43 (e)	17,900,000	18,898,304
3.5% 4/1/43 (e)	6,300,000	6,651,359
3.5% 4/1/43 (e)	7,500,000	7,918,284
3.5% 4/1/43 (e)	300,000	316,731
4% 9/1/26 to 7/1/42	136,877,499	147,117,406
4.5% 5/1/25 to 11/1/41	85,532,456	93,308,642
5% 9/1/20 to 6/1/40	35,070,877	38,318,418
5.5% 11/1/17 to 3/1/39	88,016,050	96,796,872
5.5% 4/1/43 (e)	1,000,000	1,090,469
5.5% 5/1/43 (e)	1,000,000	1,089,609
6% 1/1/23 to 1/1/42	60,610,798	66,963,597
6.5% 6/1/13 to 8/1/36	8,026,520	9,014,182
7% 3/1/15 to 8/1/32	1,332,170	1,518,945
7.5% 7/1/16 to 11/1/31	1,130,462	1,317,794
8% 1/1/30 to 5/1/30	44,149	52,618
8.5% 3/1/25 to 6/1/25	667	796
TOTAL FANNIE MAE		787,872,121
Freddie Mac - 9.3%
2.377% 4/1/35 (g)	795,935	843,203
2.416% 3/1/36 (g)	165,691	175,447
2.462% 1/1/35 (g)	157,108	167,277
3% 8/1/42 to 4/1/43	151,775,069	156,013,794
3.116% 3/1/33 (g)	12,820	13,650
3.16% 11/1/35 (g)	323,236	345,478
3.433% 10/1/35 (g)	136,969	147,284
3.5% 1/1/26 to 3/1/43	57,653,411	61,024,720
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4% 6/1/24 to 5/1/42	$ 42,267,254	$ 45,403,459
4.5% 7/1/25 to 10/1/41	65,083,648	70,309,752
5% 1/1/35 to 9/1/40	27,707,478	30,136,945
5.5% 1/1/38 to 1/1/40	22,164,022	24,007,455
6% 4/1/32 to 8/1/37	3,411,865	3,788,923
7.5% 5/1/17 to 11/1/31	113,995	132,104
8% 7/1/17 to 5/1/27	7,193	8,180
8.5% 3/1/20 to 1/1/28	108,820	125,863
TOTAL FREDDIE MAC		392,643,534
Ginnie Mae - 4.7%
3% 4/1/43 (e)	11,000,000	11,499,645
3% 4/1/43 (e)	8,400,000	8,781,547
3% 4/1/43 (e)	3,700,000	3,864,594
3.5% 1/15/41 to 11/20/42	14,974,039	16,102,940
3.5% 4/1/43 (e)	1,200,000	1,283,250
3.5% 4/1/43 (e)	600,000	641,625
3.5% 4/1/43 (e)	600,000	641,625
4% 1/15/25 to 12/15/41	35,836,831	39,193,103
4.5% 5/15/39 to 4/15/41	57,555,173	63,367,803
5% 3/15/39 to 4/15/41	39,358,909	43,732,664
6% 3/15/29 to 9/20/38	7,434,401	8,440,103
6.5% 10/15/34 to 11/15/35	304,057	350,638
7% 1/15/28 to 7/15/32	2,437,829	2,836,030
7.5% 4/15/22 to 10/15/28	579,196	673,605
8% 2/15/17 to 9/15/30	39,152	45,271
8.5% 12/15/16 to 3/15/30	8,197	9,162
TOTAL GINNIE MAE		201,463,605
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,362,295,177)		1,381,979,260
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6742% 4/25/35 (g)	268,514	232,534
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8792% 4/25/35 (g)	15,146	15,019
Airspeed Ltd. Series 2007-1A Class C1, 2.7032% 6/15/32 (d)(g)	2,486,459	1,442,146
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,189,536
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,799,046

	Principal Amount	Value
Series 2012-3 Class A2, 1.21% 6/15/17	$ 4,120,000	$ 4,139,613
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2542% 12/25/33 (g)	25,119	22,871
Series 2004-R2 Class M3, 1.0292% 4/25/34 (g)	34,343	28,132
Series 2005-R2 Class M1, 0.6542% 4/25/35 (g)	727,000	710,480
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9842% 3/25/34 (g)	16,878	14,620
Series 2004-W11 Class M2, 1.2542% 11/25/34 (g)	198,000	181,398
Series 2004-W7 Class M1, 1.0292% 5/25/34 (g)	209,000	196,136
Series 2006-W4 Class A2C, 0.3642% 5/25/36 (g)	446,474	156,980
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0292% 4/25/34 (g)	784,423	727,651
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3442% 12/25/36 (g)	635,000	361,372
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4517% 3/25/32 (MGIC Investment Corp. Insured) (g)	24,905	24,055
Series 2004-3 Class M4, 1.6592% 4/25/34 (g)	56,336	26,692
Series 2004-4 Class M2, 0.9992% 6/25/34 (g)	207,174	184,325
Fannie Mae Series 2004-T5 Class AB3, 0.9314% 5/28/35 (g)	13,702	13,035
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3792% 8/25/34 (g)	102,000	74,393
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0292% 3/25/34 (g)	5,261	3,838
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9392% 1/25/35 (g)	334,000	142,432
Class M4, 1.2242% 1/25/35 (g)	128,000	14,990
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(g)	829,000	572,010
GE Business Loan Trust Series 2003-1 Class A, 0.6332% 4/15/31 (d)(g)	51,609	49,076
GSAMP Trust Series 2004-AR1 Class B4, 3.6706% 6/25/34 (d)(g)	138,597	14,467
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7542% 9/25/46 (d)(g)	$ 471,607	$ 465,712
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4942% 8/25/33 (g)	223,160	205,048
Series 2003-5 Class A2, 0.9042% 12/25/33 (g)	11,595	10,200
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3942% 1/25/37 (g)	436,000	209,250
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3342% 11/25/36 (g)	438,000	424,626
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6131% 12/27/29 (g)	146,796	139,998
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5042% 5/25/37 (g)	205,719	2,784
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1792% 7/25/34 (g)	26,234	21,538
Series 2006-FM1 Class A2B, 0.3142% 4/25/37 (g)	331,789	276,044
Series 2006-OPT1 Class A1A, 0.4642% 6/25/35 (g)	457,552	408,908
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5442% 8/25/34 (g)	20,187	19,237
Series 2004-NC8 Class M6, 2.0792% 9/25/34 (g)	88,722	54,068
Series 2005-NC1 Class M1, 0.6442% 1/25/35 (g)	141,000	128,835
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7142% 9/25/35 (g)	503,000	429,384
Ocala Funding LLC Series 2006-1A Class A, 1.6032% 3/20/11 (b)(d)(g)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4542% 9/25/34 (g)	188,000	150,779
Class M4, 1.6542% 9/25/34 (g)	241,000	72,600
Series 2005-WCH1 Class M4, 1.0342% 1/25/36 (g)	520,000	425,319
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0042% 4/25/33 (g)	1,796	1,669
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9992% 3/25/35 (g)	418,298	379,830

	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3532% 3/20/19 (FGIC Insured) (d)(g)	$ 86,872	$ 86,814
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (g)	424,774	299,366
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9292% 9/25/34 (g)	20,131	12,054
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0642% 9/25/34 (g)	10,148	9,194
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(g)	630,180	551,408
TOTAL ASSET-BACKED SECURITIES (Cost $21,223,308)		20,121,512
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.3%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7642% 1/25/35 (g)	574,051	550,221
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4032% 12/20/54 (d)(g)	2,117,000	1,822,737
Series 2006-2 Class C1, 1.1432% 12/20/54 (g)	1,885,000	1,622,985
Series 2006-3 Class C2, 1.2032% 12/20/54 (g)	396,000	340,956
Series 2006-4:
Class B1, 0.3832% 12/20/54 (g)	1,059,000	990,165
Class C1, 0.9632% 12/20/54 (g)	647,000	557,067
Class M1, 0.5432% 12/20/54 (g)	279,000	251,100
Series 2007-1:
Class 1C1, 0.8032% 12/20/54 (g)	654,000	563,094
Class 1M1, 0.5032% 12/20/54 (g)	425,000	382,500
Class 2C1, 1.0632% 12/20/54 (g)	298,000	256,578
Class 2M1, 0.7032% 12/20/54 (g)	546,000	491,400
Series 2007-2 Class 2C1, 1.0632% 12/17/54 (g)	757,000	651,777
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (g)	151,584	145,666
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4142% 5/25/47 (g)	233,520	172,375
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3742% 2/25/37 (g)	$ 357,728	$ 311,412
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4942% 7/25/35 (g)	604,270	584,411
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5522% 7/10/35 (d)(g)	152,426	130,709
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6542% 6/25/33 (d)(g)	22,212	21,655
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	11,169	10,455
TOTAL PRIVATE SPONSOR		9,857,263
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,002,969	1,103,112
Series 1999-57 Class PH, 6.5% 12/25/29	799,424	913,406
Series 2002-9 Class PC, 6% 3/25/17	81,142	86,413
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	109,715	112,268
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	2,005,654	2,123,806
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.9808% 6/16/37 (g)(i)	89,061	176,940
TOTAL U.S. GOVERNMENT AGENCY		4,515,945
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,421,577)		14,373,208
Commercial Mortgage Securities - 4.3%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	146,549	146,690
Series 2006-2 Class AAB, 5.714% 5/10/45 (g)	1,186,073	1,244,347
Series 2006-5:
Class A2, 5.317% 9/10/47	6,181,289	6,179,515
Class A3, 5.39% 9/10/47	1,985,000	2,084,486
Series 2007-3 Class A3, 5.5924% 6/10/49 (g)	6,100,000	6,099,719

	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5332% 10/15/19 (d)(g)	$ 98,616	$ 97,383
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.6042% 11/25/35 (d)(g)	113,036	94,854
Series 2005-4A:
Class A2, 0.5942% 1/25/36 (d)(g)	630,363	496,104
Class M1, 0.6542% 1/25/36 (d)(g)	131,894	73,485
Class M2, 0.6742% 1/25/36 (d)(g)	39,789	20,894
Class M3, 0.7042% 1/25/36 (d)(g)	57,842	29,763
Series 2006-1 Class A2, 0.5642% 4/25/36 (d)(g)	63,518	50,278
Series 2006-2A:
Class A1, 0.4342% 7/25/36 (d)(g)	632,760	494,467
Class A2, 0.4842% 7/25/36 (d)(g)	57,116	44,780
Class M1, 0.5142% 7/25/36 (d)(g)	59,971	28,525
Class M2, 0.5342% 7/25/36 (d)(g)	42,429	18,998
Class M6, 0.7442% 7/25/36 (d)(g)	43,245	9,050
Series 2006-3A Class M5, 0.6842% 10/25/36 (d)(g)	47,915	2,545
Series 2007-1 Class A2, 0.4742% 3/25/37 (d)(g)	172,977	108,518
Series 2007-2A:
Class A1, 0.4742% 7/25/37 (d)(g)	172,129	121,136
Class A2, 0.5242% 7/25/37 (d)(g)	161,113	78,515
Class M2, 0.6142% 7/25/37 (d)(g)	89,507	15,280
Class M3, 0.6942% 7/25/37 (d)(g)	89,507	9,006
Class M4, 0.8542% 7/25/37 (d)(g)	189,342	11,889
Class M5, 0.9542% 7/25/37 (d)(g)	168,687	7,271
Class M6, 1.2042% 7/25/37 (d)(g)	39,025	320
Series 2007-3:
Class A2, 0.4942% 7/25/37 (d)(g)	245,147	127,725
Class B1, 1.1542% 7/25/37 (d)(g)	113,303	8,658
Class B2, 1.8042% 7/25/37 (d)(g)	12,779	683
Class M1, 0.5142% 7/25/37 (d)(g)	100,428	36,937
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M2, 0.5442% 7/25/37 (d)(g)	$ 105,578	$ 30,778
Class M3, 0.5742% 7/25/37 (d)(g)	230,727	53,267
Class M4, 0.7042% 7/25/37 (d)(g)	364,630	74,019
Class M5, 0.8042% 7/25/37 (d)(g)	136,479	19,667
Class M6, 1.0042% 7/25/37 (d)(g)	103,003	12,530
Series 2007-4A:
Class M4, 1.8042% 9/25/37 (d)(g)	707,987	34,569
Class M5, 1.9542% 9/25/37 (d)(g)	364,950	11,635
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8532% 3/15/19 (d)(g)	130,467	129,301
Class J, 1.0532% 3/15/19 (d)(g)	143,000	136,474
Series 2007-BBA8:
Class D, 0.4532% 3/15/22 (d)(g)	147,000	139,134
Class E, 0.5032% 3/15/22 (d)(g)	763,000	706,911
Class F, 0.5532% 3/15/22 (d)(g)	468,000	424,237
Class G, 0.6032% 3/15/22 (d)(g)	120,000	106,379
Class H, 0.7532% 3/15/22 (d)(g)	147,000	127,374
Class J, 0.9032% 3/15/22 (d)(g)	147,000	123,699
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,755,335	1,772,331
C-BASS Trust floater Series 2006-SC1 Class A, 0.4742% 5/25/36 (d)(g)	224,652	209,804
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5732% 8/15/21 (d)(g)	26,232	25,382
Series 2007-FL3A Class A2, 0.3432% 4/15/22 (d)(g)	69,176	68,448
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,365,206
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,262,889

	Principal Amount	Value
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0532% 4/15/17 (d)(g)	$ 44,316	$ 39,109
Series 2005-FL11:
Class F, 0.6532% 11/15/17 (d)(g)	52,739	47,928
Class G, 0.7032% 11/15/17 (d)(g)	36,409	32,359
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	7,122,000	7,452,810
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	184,329	185,417
Series 2007-C3 Class A4, 5.6802% 6/15/39 (g)	3,750,000	4,306,448
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	3,174,190
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	2,737,945	2,792,441
Series 2001-CKN5 Class AX, 1.5114% 9/15/34 (d)(g)(h)	2,338,638	3,260
Series 2006-C1 Class A3, 5.4044% 2/15/39 (g)	2,228,992	2,248,172
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3532% 2/15/22 (d)(g)	3,470,000	3,363,846
Class C:
0.3732% 2/15/22 (d)(g)	657,000	627,046
0.4732% 2/15/22 (d)(g)	234,000	219,962
Class F, 0.5232% 2/15/22 (d)(g)	469,000	438,927
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	5,073,396
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3937% 11/5/21 (d)(g)	3,490,000	3,363,474
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5752% 6/6/20 (d)(g)	1,451,195	1,448,070
Class F, 0.6452% 6/6/20 (d)(g)	294,000	292,998
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	1,770,000	1,772,754
Class C, 2.0056% 3/6/20 (d)(g)	1,335,000	1,340,730
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II
floater: - continued
Series 2007-EOP:
Class D, 2.2018% 3/6/20 (d)(g)	$ 400,000	$ 401,764
Class E, 2.4764% 3/6/20 (d)(g)	670,000	673,524
Class F, 2.6334% 3/6/20 (d)(g)	335,000	336,761
Class G, 2.7903% 3/6/20 (d)(g)	165,000	165,878
Class H, 3.3004% 3/6/20 (d)(g)	275,000	276,590
Class J, 4.0852% 3/6/20 (d)(g)	395,000	397,467
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,130,830	1,171,414
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	2,303,501	2,336,671
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.4832% 11/15/18 (d)(g)	67,807	64,086
Class F, 0.5332% 11/15/18 (d)(g)	101,710	94,349
Class G, 0.5632% 11/15/18 (d)(g)	88,611	75,015
Class H, 0.7032% 11/15/18 (d)(g)	67,822	54,703
sequential payer:
Series 2006-CB14 Class A3B, 5.494% 12/12/44 (g)	1,696,110	1,720,661
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	2,919,402	3,065,440
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,317,085
Series 2005-LDP3 Class A3, 4.959% 8/15/42	159,273	159,488
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	2,073,274	2,141,105
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (g)	755,000	279,303
Class C, 5.7259% 2/12/49 (g)	1,971,000	239,630
Class D, 5.7259% 2/12/49 (g)	2,075,000	253,771
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	745,000	67,117
Class ES, 5.5636% 1/15/49 (d)(g)	4,663,000	122,078
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.894% 7/15/44 (g)	3,733,000	4,337,466

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	$ 41,459	$ 41,493
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	25,632	25,908
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,740,412	4,875,537
Class A4, 5.424% 2/15/40	8,620,000	9,824,154
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,313,046
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5432% 9/15/21 (d)(g)	402,971	390,270
Class G, 0.5632% 9/15/21 (d)(g)	795,609	762,577
Class H, 0.6032% 9/15/21 (d)(g)	204,773	192,176
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8504% 6/12/50 (g)	3,796,000	4,386,172
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,277,302	4,358,891
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,400,272
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,376,266
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	3,044,564	3,130,609
Series 2007-7 Class B, 5.741% 6/12/50 (g)	770,000	43,892
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.404% 7/15/19 (d)(g)	113,478	45,675
Series 2007-XLFA:
Class D, 0.394% 10/15/20 (d)(g)	235,000	223,721
Class E, 0.454% 10/15/20 (d)(g)	294,000	270,070
Class F, 0.504% 10/15/20 (d)(g)	176,000	156,004
Class G, 0.544% 10/15/20 (d)(g)	218,000	182,332
Class H, 0.634% 10/15/20 (d)(g)	137,000	96,775
Class J, 0.784% 10/15/20 (d)(g)	79,407	29,888
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	4,785,000	4,940,350
Series 2007-HQ12 Class A2, 5.5867% 4/12/49 (g)	3,418,795	3,487,995
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14 Class B, 5.747% 4/15/49 (g)	$ 2,175,000	$ 623,986
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	3,626,888	4,554,283
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4832% 9/15/21 (d)(g)	491,000	461,660
Class F, 0.5432% 9/15/21 (d)(g)	661,000	617,866
Class G, 0.5632% 9/15/21 (d)(g)	626,000	569,137
Class J, 0.8032% 9/15/21 (d)(g)	139,000	105,802
Series 2007-WHL8 Class F, 0.6832% 6/15/20 (d)(g)	1,046,000	923,709
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,883,915	1,914,483
Class A4, 5.305% 12/15/43	3,240,000	3,548,129
Class A5, 5.342% 12/15/43	7,696,000	8,677,241
Series 2007-C31 Class A4, 5.509% 4/15/47	2,332,000	2,640,379
Series 2007-C32 Class A3, 5.7384% 6/15/49 (g)	10,000,000	11,478,410
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,359,509
Series 2007-C31 Class C, 5.6823% 4/15/47 (g)	2,455,000	1,409,072
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $181,010,608)		182,988,297
Municipal Securities - 1.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,200,000	1,244,328
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,123,394
7.3% 10/1/39	645,000	894,667
7.5% 4/1/34	5,055,000	7,035,751
7.55% 4/1/39	5,505,000	7,947,403
7.6% 11/1/40	10,310,000	15,083,427
7.625% 3/1/40	1,675,000	2,422,385

	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	$ 3,790,000	$ 4,911,158
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	12,815,000	12,619,571
Series 2010, 4.421% 1/1/15	2,850,000	2,994,267
Series 2010-1, 6.63% 2/1/35	3,720,000	4,181,689
Series 2010-3:
6.725% 4/1/35	5,545,000	6,294,019
7.35% 7/1/35	2,580,000	3,093,859
Series 2011:
5.665% 3/1/18	1,595,000	1,822,144
5.877% 3/1/19	3,115,000	3,575,740
TOTAL MUNICIPAL SECURITIES (Cost $71,853,227)		75,243,802
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $4,569,755)	4,170,000	4,326,375
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $221,459,341)	221,459,341	221,459,341
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,308,000)	$ 1,308,016	1,308,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $4,324,476,181)		4,444,665,722
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(203,124,441)
NET ASSETS - 100%		$ 4,241,541,281
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/43	$ (5,700,000)	$ (5,879,642)
3% 4/1/43	(5,700,000)	(5,879,642)
3% 4/1/43	(5,000,000)	(5,157,581)
3% 4/1/43	(5,000,000)	(5,157,581)
3% 4/1/43	(1,600,000)	(1,650,426)
3% 4/1/43	(9,200,000)	(9,489,948)
3% 4/1/43	(600,000)	(618,910)
3% 4/1/43	(15,800,000)	(16,297,954)
3% 4/1/43	(15,700,000)	(16,194,803)
3% 4/1/43	(4,800,000)	(4,951,277)
3% 4/1/43	(2,200,000)	(2,269,335)
3.5% 4/1/43	(7,500,000)	(7,918,284)

	Principal Amount	Value
3.5% 4/1/43	$ (300,000)	$ (316,731)
3.5% 4/1/43	(1,800,000)	(1,900,388)
3.5% 4/1/43	(200,000)	(211,154)
3.5% 4/1/43	(2,100,000)	(2,217,120)
3.5% 4/1/43	(6,200,000)	(6,545,781)
3.5% 4/1/43	(7,500,000)	(7,918,284)
3.5% 4/1/43	(300,000)	(316,731)
4% 4/1/43	(7,800,000)	(8,315,532)
5.5% 4/1/43	(1,000,000)	(1,090,469)
TOTAL FANNIE MAE		(110,297,573)
Freddie Mac
3% 4/1/43	(128,000,000)	(131,454,054)
TOTAL TBA SALE COMMITMENTS (Proceeds $240,905,681)		$ (241,751,627)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	$ 203,185	$ (187,581)	$ 0	$ (187,581)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	352,969	(325,862)	0	(325,862)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(48,171)	0	(48,171)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	75,133	(33,120)	0	(33,120)
TOTAL CREDIT DEFAULT SWAPS						$ (594,734)	$ 0	$ (594,734)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/
performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,284,707 or 4.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,664,076.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,308,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 1,308,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 149,500
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,087,092,306	$ -	$ 1,087,092,306	$ -
U.S. Government and Government Agency Obligations	1,455,773,621	-	1,455,773,621	-
U.S. Government Agency - Mortgage Securities	1,381,979,260	-	1,381,979,260	-
Asset-Backed Securities	20,121,512	-	17,440,935	2,680,577
Collateralized Mortgage Obligations	14,373,208	-	14,373,208	-
Commercial Mortgage Securities	182,988,297	-	178,388,339	4,599,958
Municipal Securities	75,243,802	-	75,243,802	-
Foreign Government and Government Agency Obligations	4,326,375	-	4,326,375	-
Money Market Funds	221,459,341	221,459,341	-	-
Cash Equivalents	1,308,000	-	1,308,000	-
Total Investments in Securities:	$ 4,444,665,722	$ 221,459,341	$ 4,215,925,846	$ 7,280,535
Derivative Instruments:
Liabilities
Swap Agreements	$ (594,734)	$ -	$ (594,734)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (241,751,627)	$ -	$ (241,751,627)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $4,319,429,446. Net unrealized appreciation aggregated $125,236,276, of which $158,473,282 related to appreciated investment securities and $33,237,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013